Other payables and accrued liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accrued professional fees		$ 166	$ 132
Other loan - secured (Note 7)	[1]	342	0
Advances from unrelated parties	[2]	221	0
Accrued staff costs and staff benefits		28	15
Others		50	22
Other payables and accrued liabilities		807	$ 169
Notes Payable, Other Payables [Member]
Advances from unrelated parties		$ 256
Debt Instrument, Interest Rate, Stated Percentage		5.00%

[1]	The amount represents a loan of $256 advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of the Company (Note 9)
[2]	The advances from unrelated party are unsecured, interest free and have no fixed terms of repayment.